Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Accrued Liabilities
Employee related expenses	$ 2,374	$ 1,237
Accrued real estate taxes	357	440
Accrued excise, franchise and sales taxes	335	83
Accrued operating expenses and other	1,667	384
Accrued liabilities	$ 4,733	$ 2,144